Other income, net	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]
15. Other income, net

Other income (expenses) consisted of the following:

	For the years ended December 31,
	2014	2015	2016
Investment gain	—	—	18,088,327
Others	(446,662)	195,355	(417,304)

	$(446,662)	$195,355	$17,671,023

  From January 2016, the Group started to sell its shares in Yimeng. In 2016, the Group sold 8.0 million shares, with the cash consideration amount of RMB 126.0 million, and recognized a gain of $18.1 in other income, net.